Segment Information and Customer Concentration (Tables)	12 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Five Prime Contracts Represented Over Fifty Percentage of Our Revenue

The following five prime contracts represented over 50% of our revenue for the past three years.

		Fiscal Years Ended September 30,
Government Agency	Contract	2013	2012	2011
DoD—Defense Information Systems Agency	Weapons System Information Analysis Center for the Defense Information Systems Agency (ID/IQ contract vehicle)	27.6%	17.1%	8.2%
DoD—U.S. Navy	Seaport-E Multiple Award Contract for the Naval Sea Systems Command (ID/IQ contract vehicle)	20.7%	20.1%	13.5%
DoD—U.S. Air Force	Technical and Analytical Support for the U.S. Air Force	8.4%	9.9%	11.2%
DoD—U.S. Navy	Naval Sea Systems Command Surface Ships Life Cycle Program Management and Engineering Support	7.2%	5.8%	N/A
DoD—Defense Information Systems Agency	Modeling and Simulation Information Analysis Center for the Defense Information Systems Agency (ID/IQ contract vehicle)	2.5%	8.1%	14.1%